Summary of Significant Accounting Policies - Schedule of Foreign Exchange Gains or Losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Summary of Significant Accounting Policies - Schedule of Foreign Exchange Gains or Losses (Details) [Line Items]
Net Foreign exchange gains (loss)	$ 138,223	$ 156,937	$ 118,508
Impact on net foreign exchange gains/(losses)	(138,223)	156,937	$ 118,508
Foreign exchange gains/(losses) +5% [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Exchange Gains or Losses (Details) [Line Items]
Impact on net foreign exchange gains/(losses)	(6,911)	(7,847)
Foreign exchange gains/(losses) - 5% [Member]
Summary of Significant Accounting Policies - Schedule of Foreign Exchange Gains or Losses (Details) [Line Items]
Impact on net foreign exchange gains/(losses)	$ 6,911	$ 7,847